Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended				1 Months Ended
	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	May 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011 Past [Member]	Mar. 31, 2011 Current [Member]	Mar. 31, 2013 Dividend Income [Member]	Mar. 31, 2012 Dividend Income [Member]	Mar. 31, 2011 Dividend Income [Member]	Mar. 31, 2013 Corporate Joint Venture [Member]	Dec. 31, 2012 Corporate Joint Venture [Member]	Mar. 31, 2012 Corporate Joint Venture [Member]
Related Party Transaction Due From To Related Party [Line Items]
Joint Venture		20.00%	20.00%					50.00%	40.00%				40.00%	40.00%	40.00%
Sales to related party		$ 11,570	$ 12,241	$ 12,273	$ 16,032	$ 44,620	$ 28,933
Dividend received										4,000	800	4,750
Sale of ownership interest in NISCO	10.00%
Sale proceeds from sale of ownership interest in NISCO	16,000
Realized gain from sale of ownership interest							11,423
Total Purchases of materials		690	873	4,052	2,894	3,133	2,984
Receipt from NISCO related to earnings		1,880
Receipt from NISCO related to return on Capital on investment made		$ 2,120